Michael Keane Vice President and Counsel State Street Corporation 100 Huntington Avenue, CPH 0326 Boston, MA 02116 617-662-0845 617-662-3805 (fax) MKeane@StateStreet.com

July 24, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Babson Capital Funds Trust (the “Registrant”)

File Nos. 333-188840/811-22845

Dear Sir/Madam:

The attached Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated June 30, 2015, filed electronically via EDGAR with the Securities and Exchange Commission on July 13, 2015 (Accession No. 0001193125-15-250787).

Please direct any comments or questions on this filing to the undersigned at (617) 662-0845.

Sincerely,

/s/ Michael Keane
Michael Keane
Vice President and Counsel